Fair Value	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value

13. Fair Value

The carrying values of cash and cash equivalents, receivables from related parties, accounts receivable, net, other receivables, payables to vessel owners, accounts payable and accrued expenses, payables to sharing partner and assignee, payables to assignee, related party and payables to shareholder are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of identifiable intangible assets were based on valuations using the income approach, inputs which would be considered Level 3 under the fair value hierarchy. The valuation methodology and the significant unobservable inputs are set out below.

	Valuation technique	Significant other unobservable input	Value
Identifiable intangible assets (Technical Licence)	Discounted Cash Flow Model	Weighted average cost of capital	28%
		Long-term revenue growth rate	3%
		Long-term after-tax net operating profit margin	11%
Identifiable intangible assets (Trademark)	Discounted Cash Flow Model	Weighted average cost of capital	27%
		Long-term revenue growth rate	3%
		Long-term after-tax royalty payment	125,000
Earnout Shares	Monte Carlo Simulation	Stock price	$3.06
		Stock price annual volatility	33%